VANECK BITCOIN STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 74.5%
United States Treasury Obligations: 74.5%
United States Cash Management Bill
0.00%, 06/14/22	$2,500	$2,497,970
0.00%, 06/28/22	2,000	1,997,492
United States Treasury Bill
0.01%, 05/19/22	5,000	4,998,373
	Par (000’s)	Value
United States Treasury Obligations (continued)
0.17%, 04/21/22	$2,000	$1,999,869
0.21%, 04/19/22	1,200	1,199,920
0.26%, 04/12/22	3,000	2,999,876
0.48%, 06/23/22	3,000	2,996,810
0.61%, 07/14/22	3,000	2,994,778
		21,685,088
Total Short-Term Investments: 74.5% (Cost: $21,684,699)		21,685,088
Other assets less liabilities: 25.5%		7,438,575
NET ASSETS: 100.0%		$29,123,663

Futures Contracts

Long Exposure

Reference Entity	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME BITCOIN FUT APR22	127	04/29/22	29,041,725	$1,781,918
CME MICRO BITCOIN APR22	22	04/29/22	100,571	$3,163

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$21,685,088
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